Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 10,152	$ 11,016	$ 119,678
Accounts receivable	12,488	12,355	19,880
Inventory	312,736	54,153	198,595
Other current assets	25,724	45,943	158,836
Total current assets	361,100	123,467	496,989
Other assets	213,593	179,927	147,194
Right-of-use assets		425,969
Security deposits	85,000	1,449,808	1,255,988
Fixed assets, net	2,367,417	988,536	1,003,013
Total Assets	3,027,110	3,167,707	2,903,184
Current liabilities:
Accounts payable	815,841	798,067	480,146
Accrued expenses	1,238,479	948,458	457,762
Deferred revenues	11,545	11,808	30,164
Dividends payable	181,651	137,843	98,920
Current portion of lease liabilities		86,235
Convertible notes payable, net of $-0- and $412,673 of debt discounts at December 31, 2022 and 2021, respectively		750,000	337,327
Notes payable, related parties, current maturities		145,524	119,274
Total current liabilities	4,513,253	2,227,435
Long-term lease liability		341,680
Notes payable, related parties, long-term portion		700,000
Total Liabilities	4,513,253	4,219,115	1,723,593
Stockholders’ Equity (Deficit):
Preferred stock, $0.001 par value, 9,200,000 shares authorized; no shares issued and outstanding at December 31, 2022 and 2021, respectively
Common stock, $0.001 par value, 300,000,000 shares authorized; 67,202,907 and 65,599,565 shares issued and outstanding at December 31, 2022 and 2021, respectively	76,736	67,203	65,600
Additional paid-in capital	18,062,344	17,123,603	16,843,656
Subscriptions payable, consisting of -0- and 262,066 shares at December 31, 2022 and 2021, respectively	45,000		21,725
Accumulated other comprehensive loss	94,671	(50,699)	(64,347)
Accumulated (deficit)	(24,489,739)	(22,976,365)	(19,916,888)
Total Stockholders’ Equity (Deficit)	(6,210,988)	(5,836,258)	(3,050,254)
Total Liabilities and Stockholders’ Equity (Deficit)	3,027,110	3,167,707	2,903,184
Total current liabilities		2,977,435	1,523,593
Series A Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock value	997,330	702,330	652,330
Series B Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock value	3,727,515	4,082,520	3,577,515
Related Party [Member]
Current liabilities:
Convertible note payable, related party, current maturities	750,000
Notes payable, related parties, current maturities	1,061,500	99,500
Notes payable		200,000	200,000
Convertible note payable, related party		750,000
Notes payable, related parties, long-term portion		900,000
Nonrelated Party [Member]
Current liabilities:
Notes payable, related parties, current maturities	454,237	145,524	119,274
Notes payable		700,000
Notes payable, related parties, long-term portion